Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

16.    Subsequent Events

The Company has evaluated all events occurring through November 17, 2023, the date on which these unaudited condensed consolidated financial statements were issued, and during which time, nothing has occurred outside the normal course of business operations that would require disclosure, except for the following:

Stock Options

On October 15, 2023, the Company granted 1,938,409 stock options to certain employees and directors with an exercise price of $2.40 per share, out of which, 720,505 stock options were fully unvested on the grant date. For any employee or director that received stock options that are fully unvested on the grant date, the vesting conditions are that one-fourth (25%) of these stock options shall vest on the first anniversary of the grant date and the remaining portion (75%) of these stock options shall be vested ratably, on a monthly basis, over a 36-month vesting period. For any employee or director that received stock options that are 25%, 50% or 75% vested on the grant date based on service period, the vesting conditions are that the stock options shall vest ratably, on a monthly basis, over a 36-month vesting period.

Litigation

On November 14, 2023, Atlas Merchant Capital SPAC Fund I LP (the “Plaintiff”), a stockholder of the Company, filed a complaint (the “Complaint”) against Daniel Hirsch, Whitney Haring-Smith, the Sponsor and the Company, as successor to ANZU Special Acquisition Corp. I, (collectively, the “Defendants”) in the Court of Chancery of the State of Delaware. The Complaint alleges a claim for breach of Anzu’s Amended and Restated Certificate of Incorporation (the “Anzu Charter”) against the Company, a claim for breach of fiduciary duty against Mr. Hirsch, Dr. Haring-Smith and the Sponsor and claims for unjust enrichment, fraudulent misrepresentation and tortious interference with economic relations against the Defendants. The Complaint alleges that, among other things, after the Plaintiff submitted a redemption request for its shares of Class A Common Stock in connection with the Company’s special meeting of stockholders held on September 27, 2023, Plaintiff thereafter withdrew its redemption request, then Defendants declined to honor Plaintiff’s request to reinstate its redemption election because the request to reinstate its redemption election occurred after the redemption deadline of September 25, 2023.

The Complaint seeks specific performance to compel the Defendants to honor Atlas’ redemption request, monetary damages, attorneys’ fees and expenses. The Company believes the claims asserted in the Complaint to be without merit and intends to vigorously defend the litigation. At this time the Company does not believe that an unfavorable outcome is probable, and it is not possible to predict the outcome of the proceeding or its impact on the Company.

16.    Subsequent Events

The Company has evaluated all events occurring through January 18, 2024, the date on which these consolidated financial statements were issued, and during which time, nothing has occurred outside the normal course of business operations that would require disclosure, except for as disclosed in these consolidated financial statements.